Major Customers and Geographic Information - Schedule of Revenue from Major Customers (Details)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Customer A [Member]
Total revenue percentage	11.00%	6.00%
Customer B [Member]
Total revenue percentage	20.00%	10.00%
Customer C [Member]
Total revenue percentage	8.00%	24.00%
Customer D [Member]
Total revenue percentage	9.00%	12.00%
Customer E [Member]
Total revenue percentage	10.00%	3.00%
Customer F [Member]
Total revenue percentage	11.00%	0.00%